Operating Costs - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Operating Costs [Abstract]
Short-term employee benefits	£ 11.8	£ 10.5	£ 9.4
Post employment benefits	1.3	1.3	1.1
Share-based payments	6.2	5.6	5.5
Termination benefits	2.2		0.6
Compensation of key management personnel	£ 21.5	£ 17.4	£ 16.6